Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of assets pledged as security [line items]
Gross assets charged as security for liabilities	£ 25,164	£ 33,432
Internally Retained | Securitisations and covered bonds
Disclosure of assets pledged as security [line items]
Notes issued under securitisation and covered bond programmes retained internally	2,011	4,530
Third Party Bilateral Secured Funding Transactions | Securitisations and covered bonds
Disclosure of assets pledged as security [line items]
Notes issued to Santander UK plc/subsidiaries as collateral	500	1,114
Santander UK Plc | Internally Retained | Securitisations and covered bonds
Disclosure of assets pledged as security [line items]
Internally retained securitisation and covered bond issuances available for creating collateral	£ 130	£ 2,294